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Eighteenth and Arch Streets

Philadelphia, PA  19103-2799

215.981.4000

Fax 215.981.4750

John P. Falco

direct dial:  215.981.4659

falcoj@pepperlaw.com

November 1, 2012

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Re:	FundVantage Trust File Nos. 333-141120 and 811-22027

Ladies and Gentlemen:

On behalf of FundVantage Trust (the “Trust”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplement filed with the Securities and Exchange Commission on October 11, 2012 to the prospectus dated September 1, 2012, for Class A and Class I shares of the WHV International Equity Fund and WHV Emerging Markets Equity Fund  (each a “Fund,” and together, the “Funds”), each a series of the Trust. The 497(e) is being filed for the sole purpose of submitting the exhibits containing interactive data format risk/return summary information for the Funds.

If you have any questions, please contact the undersigned at 215.981.4659.

Very truly yours,

/s/ John P. Falco

John P. Falco

cc:           Mr. Joel L. Weiss

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